Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets [Abstract]
Summary of intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2021	1,415	532	46	1,993
Effects of foreign exchange	(191)	(72)	(6)	(269)
Balance – September 30, 2022	1,224	460	40	1,724

Accumulated amortization
Balance – December 31, 2021	276	124	17	417
Amortization	166	75	11	252
Effects of foreign exchange	(50)	(22)	(5)	(77)
Balance – September 30, 2022	392	177	23	592

Carrying value
Balance – December 31, 2021	1,139	408	29	1,576
Balance – September 30, 2022	832	283	17	1,132